Taxes (Details) ¥ in Millions, ¥ in Millions		12 Months Ended
	Mar. 31, 2025	Jul. 31, 2026 USD ($)	Jul. 31, 2026 HKD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2026 JPY (¥)	Jul. 31, 2026 CNY (¥)	Jul. 31, 2023 USD ($)
Taxes [Line Items]
Statutory income tax rate		34.59%	34.59%	34.59%	34.59%
Applicable tax rate		17.00%	17.00%
Taxable income rate		75.00%	75.00%
Taxable income (in Dollars)		$ 10,000
Taxable income exempted rate		50.00%	50.00%
Taxable income exempted value (in Dollars)		$ 190,000
Assessable profits percentage		8.25%	8.25%
Assessable profit (in Dollars)			$ 2,000,000
Assessable profits over percentage		16.50%	16.50%
Assessable profits over amount (in Dollars)		$ 2,000,000
Valuation allowance				$ 49,909	$ 56,911
Deferred Tax Assets, Operating Loss Carryforwards		1,248,523		357,947
Deferred tax liability		1,607,769
Defense Special Corporate Tax [Member]
Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards		$ 1,900,000				¥ 298.6
Japan [Member]
Taxes [Line Items]
Statutory income tax rate		34.59%	34.59%
Japan [Member] | Defense Special Corporate Tax [Member]
Taxes [Line Items]
Statutory income tax rate	35.43%
Foreign – Singapore [Member]
Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards		$ 200,000
Foreign – Singapore [Member] | Defense Special Corporate Tax [Member]
Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards		$ 2,600,000
PRC [Member]
Taxes [Line Items]
Statutory income tax rate		25.00%	25.00%
Preferential tax rate		25.00%	25.00%
Taiwan [Member]
Taxes [Line Items]
Assessable profits percentage		20.00%	20.00%
Valuation allowance		$ 47,701		$ 49,909
Taiwan tax losses		2,208
Taiwan [Member] | Defense Special Corporate Tax [Member]
Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards		$ 430,000					¥ 2.9
NEW YORK
Taxes [Line Items]
Statutory income tax rate		21.00%	21.00%
MTA Surcharge [Member]
Taxes [Line Items]
Assessable profits over percentage		(6.50%)	(6.50%)
New York City [Member]
Taxes [Line Items]
Assessable profits over percentage		(8.85%)	(8.85%)
United States [Member]
Taxes [Line Items]
Statutory income tax rate		34.70%	34.70%
United States [Member] | VIEs [Member]
Taxes [Line Items]
Statutory income tax rate		34.59%	34.59%